Other assets and liabilities - Summary of Other Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets [Line Items]
Other financial assets	R$ 96,630	R$ 93,261
Other financial assets, Current	93,604	89,632
Other financial assets, Non-current	19,520	19,402
Other financial assets at amortised cost	96,473	93,255
Other financial assets at fair value through profit or loss	157	6
Other non-financial assets	16,494	15,773
Receivables from credit card issuers [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	53,968	43,511
Deposits in guarantee for contingent liabilities, provisions and legal obligations [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	12,264	12,693
Trading and intermediation of securities [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	17,218	28,254
Income receivable [member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	3,839	2,979
Operations without credit granting characteristics, net of provisions [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	4,720	3,476
Insurance and reinsurance operations [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	1,565	1,322
Net amount receivables from reimbursement of provisions [member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	888	919
Deposits in guarantee of fund raisings abroad [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	660	101
Foreign Exchange Portfolio [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	1,213
Sundry Foreign [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets	621	717
Prepaid expenses [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets	5,243	4,404
Sundry domestic [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets	2,868	2,555
Assets of post-employment benefit plans [member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets	493	585
Lease right-of-use [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets	5,046	4,908
Other [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets at amortised cost	138
Other financial assets at fair value through profit or loss	157	6
Other non-financial assets	R$ 2,223	R$ 2,604